Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Transfers into/out of Level 3		$ 0
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one	$ 1,463	517	$ 796	$ 133
Liabilities transferred out of level one into level two	17	466	65	289
Trading Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities transferred into Level 3		178		178
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities transferred into Level 3			100
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	5,628	868	2,292	337
Assets transferred out of level one into level two	342	1,004	632	974
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	6,913	1,077	5,344	971
Assets transferred out of level one into level two	$ 1,149	$ 2,047	$ 1,838	$ 1,488